Collection Period Ended 31-Jul-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
19,740,214.57 0.377783
0.00 1.000000
19,740,214.57
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
31-Jul-2012
Determination Date 13-Aug-2012
Amounts in USD
Dates
Collection Period No. 27
Record Date 14-Aug-2012
Distribution Date 15-Aug-2012
Collection Period (from... to) 1-Jul-2012
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jul-2012 15-Aug-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 16-Jul-2012 15-Aug-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 180,298,033.49 160,557,818.92 46.447564
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
248,118,033.49
228,377,818.92
296,046,193.95
Yield Supplement Overcollateralization Amount 54,176,014.97 13,807,292.33 12,876,831.28
Adjusted Pool Balance 1,095,830,874.91 302,909,577.24 283,169,362.67
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
316,716,869.57
Target Overcollateralization Amount 54,791,543.75 19.35%
Current Overcollateralization Amount 54,791,543.75 19.35%
Interest & Principal
Payment
0.00
0.00
19,953,567.24
120,945.67
$20,074,512.91
$1000 Face Amount per $1000 Face Amount
0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment
1.783333
Class A-3 Notes 1.420000% 213,352.67 0.502006
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000
263,930.72
Total
$334,298.34
46.949570
Class A-4 Notes 2.140000% 120,945.67 1.783333
Interest Collections 1,074,038.84 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 20,465,497.62 (1) Total Servicing Fee
Recoveries 195,818.72 (3) Interest Distributable Amount Class A Notes 334,298.34
Net Liquidation Proceeds 725.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
0.00
Investment Earnings 106.93 (6) Regular Principal Distributable Amount 19,740,214.57
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
0.00
Available Funds
21,736,187.11
(9) Excess Collections to Certificateholders 1,397,743.48
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00 thereof on Class A-2 Notes 0.00 0.00 0.00
334,298.34 334,298.34 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 213,352.67 213,352.67 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
0.00 0.00
Interest Distributable Amount Class A Notes 334,298.34 334,298.34 0.00
Aggregate Principal Distributable Amount 19,740,214.57 19,740,214.57 0.00
Due Paid Shortfall
Total Servicing Fee 263,930.72
0.00
Total Distribution
21,736,187.11
Distribution Detail
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
Available Collections
21,736,187.11 (7) Additional Servicing Fee and Transition Costs
thereof on Class A-1 Notes 0.00 0.00 0.00
263,930.72 0.00
Total Trustee Fee
Monthly Interest Distributable Amount
0.00 0.00
Regular Principal Distributable Amount 19,740,214.57 19,740,214.57 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Priority Principal Distributable Amount 0.00
0.00
2,739,577.19
Reserve Fund and Investment Earnings
Reserve Fund
Notice to Investors
Investment Earnings
Reserve Fund Deficiency 0.00
minus Net Investment Earnings
2,739,577.19 Reserve Fund Amount - Ending Balance
plus Net Investment Earnings for the Collection Period
14.08
14.08
minus Reserve Fund Draw Amount 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
Net Investment Earnings on the Reserve Fund 14.08
Investment Earnings for the Collection Period 106.93
Net Investment Earnings on the Collection Account 92.85
316,716,869.57
20,646
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Principal Collections 13,363,621.90
Principal Purchase Amounts
Principal Collections attributable to Full Pay-offs 7,101,875.72
0.00
3.97%
Pool Balance end of Collection Period 296,046,193.95
205,178.00 Principal Gross Losses
Amount Number of Receivables Current
Weighted Average Seasoning (months) 11.89 38.05
Delinquency Profile *
658,793.02 30 0.22% 61-90 Days Delinquent
292,294,096.02 19,627
Total 296,046,193.95 19,821 100.00%
91-120 Days Delinquent 181,674.33 9 0.06%
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.374%
Principal Gross Losses 205,178.00
Losses
Current
Cumulative Principal Net Losses 4,295,551.67
Principal Net Losses 10,916.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Pool Statistics
Pool Data
Amount Number of Receivables
19,821
25.74%
Current
Weighted Average Number of Remaining Payments 50.23 27.20
Pool Factor
As of Cutoff Date
Weighted Average APR 4.06%
Principal Net Liquidation Proceeds 704.13
Principal Recoveries 193,557.87
Percentage
98.73%
31-60 Days Delinquent 2,911,630.58 155 0.98%